Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Earnings Per Share
	For the Year Ended December 31
	2017	2018	2019
Basic and diluted loss per share	$(0.32)	$(0.28)	$(0.29)

Summary of Loss and Weighted-Average Number of Ordinary Shares Outstanding

The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the Year Ended December 31
	2017	2018	2019
Loss used in the computation of basic and diluted loss per share	$(39,891,978)	$(42,185,597)	$(47,015,967)
Weighted-average number of ordinary shares in the computation of basic loss per share	124,424,960	149,739,242	162,392,602